Employee Benefits - Personnel Expenses Included in Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [abstract]
Personnel expenses	¥ 1,635,515	¥ 1,502,364	¥ 1,470,748